Management of Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Of Capital
Equity	$ 166,272	$ 36,823
Bridge loan	0	2,931
Less cash	(15,361)	(660)	$ (1,653)
Capital	$ 150,911	$ 39,094